GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET

The following table sets forth gains on derivative instruments and other financial items:

	Six Months Ended June 30,
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	2023	Phased period from January 27, 2022 to June 30, 2022(1)	Phased period from January 1, 2022 to June 30, 2022(1)
Mark-to-market gains for interest rate swaps	6,446	—	—
Net interest income on undesignated interest rate swaps	4,258	—	—
Gains on derivative instruments	10,704	—	—

Foreign exchange (loss) / gain on operations	(13)	105	(464)
Financing arrangement fees and other costs, net	(696)	(1,393)	1,102
Other	(98)	(71)	(16)
Other financial items, net	(807)	(1,359)	622